Asset Retirement Obligation	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Asset Retirement Obligation

Note 10 Asset Retirement Obligations

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets.  Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions.

TDS Telecom owns poles, cable and wire and certain buildings and also leases data center and office space and property used for housing central office switching equipment and fiber cable. These assets and leases often have removal or remediation requirements associated with them. For example, TDS Telecom’s poles, cable and wire are often located on property that is not owned by TDS Telecom and are often subject to the provisions of easements, permits, or leasing arrangements. Pursuant to the terms of the permits, easements, or leasing arrangements, TDS Telecom is often required to remove these assets and return the property to its original condition at some defined date in the future.

Asset retirement obligations are included in Other deferred liabilities and credits and Other current liabilities in the Consolidated Balance Sheet.

In 2015 and 2014, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations.  The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2015 and 2014 were as follows:

	2015	2014
(Dollars in thousands)
Balance at beginning of year	$239,032	$275,238
Additional liabilities accrued	1,661	4,907
Revisions in estimated cash outflows	(3,669)	(992)
Disposition of assets	(9,684)	(46,242)
Accretion expense	15,735	17,506
Transferred to Liabilities held for sale	–	(11,385)
Balance at end of year¹	$243,075	$239,032

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million as of December 31, 2014.